SCHEDULE OF COMPUTATION OF DILUTED NET LOSS EXCLUDED FROM ANTI DILUTIVE (Details) - Convertible Notes [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes	352,465	371,816	720,154	406,044	186,517
Revision of Prior Period, Adjustment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes				334,733